Financial Instruments - Schedule of Financial Liabilities and Operating and Capital Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities (Note 12, 8a)	$ 24,073	$ 19,919
Tax liabilities	10,937	0
Lease liabilities	21,830	8,712	$ 1,080
Liquidity risk
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities (Note 12, 8a)	24,073	19,919
Tax liabilities	3,813	6,482
Lease liabilities	39,856	9,438
Credit Facility		21,922
Reclamation and closure provision(1)	96,975	83,295
Other liabilities	164,717	141,056
Liquidity risk | Less than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities (Note 12, 8a)	24,073	19,919
Tax liabilities	3,813	6,482
Lease liabilities	12,826	5,251
Credit Facility		1,718
Reclamation and closure provision(1)	1,344	1,727
Other liabilities	42,056	35,097
Liquidity risk | Between 1 - 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities (Note 12, 8a)	0	0
Tax liabilities	0	0
Lease liabilities	20,511	4,166
Credit Facility		20,204
Reclamation and closure provision(1)	14,554	9,022
Other liabilities	35,065	33,392
Liquidity risk | Between 4 - 5 years
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities (Note 12, 8a)	0	0
Tax liabilities	0	0
Lease liabilities	6,519	21
Credit Facility		0
Reclamation and closure provision(1)	2,488	4,651
Other liabilities	9,007	4,672
Liquidity risk | After 5 years
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities (Note 12, 8a)	0	0
Tax liabilities	0	0
Lease liabilities	0	0
Credit Facility		0
Reclamation and closure provision(1)	78,589	67,895
Other liabilities	$ 78,589	$ 67,895